Accrued Expenses (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses [Line Items]
Accrued Legal		$ 90,000	$ 52,000
Accrued Directors’ Compensation		77,000	30,000
Accrued Management Bonus		0	79,000
Accrued Accounting		0	15,000
Accrued Travel		84,000	0
Accrued Other		70,000	19,000
Accrued Expenses	$ 183,000	$ 321,000	$ 195,000